Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Class of Asset
Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual
Office and electronic equipment	3-5 years	Nil%-5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil%

Effect of Changes in Leases Due to Adoption of New Accounting Standard on Consolidated Balance Sheet
The cumulative effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2019 for the adoption of ASC 842 is as follows:

	Balance as of December 31, 2018	Adjustments due to the adoption of ASC 842	Balance as of January 1, 2019
	RMB	RMB	RMB
Assets:
Other current assets	1,818,222,205	(1,133,930)	1,817,088,275
Operating lease right-of-use assets	—	160,918,648	160,918,648
Land use right	106,545,362	(106,545,362)	—
Liabilities:
Short-term lease liabilities	—	26,675,013	26,675,013
Long-term lease liabilities	—	26,564,343	26,564,343

Impact of Adopting New Accounting Standard for Leases on Consolidated Balance Sheet
The impact of adopting ASC 842 on the Company’s consolidated balance sheet as of December 31, 2019 is as follows:

	As reported	Balance without the adoption of ASC 842	Effect of change Higher/(lower)
	RMB	RMB	RMB
Assets:
Other current assets	1,638,904,061	1,640,307,403	(1,403,342)
Operating lease right-of-use assets	148,851,099	—	148,851,099
Land use right	—	103,834,729	(103,834,729)
Liabilities:
Short-term lease liabilities	21,918,649	—	21,918,649
Long-term lease liabilities	21,694,379	—	21,694,379

Impact of Adopting New Accounting Standard for Leases on Statement of Cash Flows
The impact of adopting ASC 842 on the Company’s statement of cash flows for the year
ended December 31, 2019 is as follows:

	As reported	Amounts without the adoption of ASC 842	Effect of change Higher/(lower)
	RMB	RMB	RMB
Operating activities	5,503,389,324	5,241,320,097	262,069,227
Investing activities	(929,558,817)	(667,489,590)	(262,069,227)
Financing activities	(3,372,335,137)	(3,372,335,137)	—
Effect of exchange rate changes	76,077,072	76,077,072	—
Net change in cash, cash equivalents, and restricted cash	1,277,572,442	1,277,572,442	—